Convertible Note, Related Party and Derivative Liability - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Mar. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities		$ 954	$ 954			$ 124
Issuance costs		9
Carrying amount of financial liability		2,390	2,390		$ 2,000
Excess of fair value over proceeds accounted for as deemed distribution		376	376	$ 0
Proceeds from convertible note			1,991	$ 0
Interest expense		62
Change in fair value recognized in profit or loss		39
Host Liability [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount derivative liability	$ 2,000
Contractual term	September 30, 2027
Financial Instruments discounted at credit adjusted market rate	15.79%
Issuance costs		9
Carrying amount of financial liability		1,658	1,658		1,229
Unamortized transaction costs		7
Excess of fair value over proceeds accounted for as deemed distribution		376
Effective interest rate	16.20%
Interest expense		62
Derivative Liability (FVTPL) [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of financial liability		732	$ 732		$ 771
Change in fair value recognized in profit or loss		39
Convertible Note [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible promissory note principal amount	$ 2,000
Interest rate	0.00%
Aggregate gross proceeds	$ 10,000
Conversion price	80.00%
Fair value of financial liabilities	$ 2,400
Excess of fair value over proceeds accounted for as deemed distribution	400
Proceeds from convertible note	2,000
Convertible Note [Member] | Host Liability [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	1,600
Issuance costs		$ 9
Convertible Note [Member] | Derivative Liability (FVTPL) [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	$ 800